Business and Organization	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Business and Organization

1. Business and Organization

Kura Oncology, Inc., is a clinical stage biopharmaceutical company discovering and developing personalized therapeutics for the treatment of solid tumors and blood cancers. We focus on the development of small molecule drug candidates that target cell signaling pathways that are important to driving the progression of certain cancers. We aim to employ molecular diagnostics to identify patients with cancers who are likely to benefit from our targeted drug candidates.

References in these Notes to Unaudited Condensed Financial Statements to the “Company” or “we”, “our” or “us”, refer to Kura Oncology, Inc., or Prior Kura, a private Delaware corporation incorporated in the State of Delaware in August 2014, for the periods prior to the Merger (as defined below) which took place on March 6, 2015, and Kura Oncology, Inc., a Delaware corporation incorporated in November 2007 and formerly known as Zeta Acquisition Corp. III, for the periods following the Merger.

Effective March 6, 2015, or Effective Time, we completed a reverse merger, or the Merger, with a wholly owned subsidiary of “Zeta Acquisition Corp. III,” or Zeta, a public shell company, leaving Prior Kura as the surviving entity. On March 31, 2015, the surviving entity merged with and into us. Zeta was formed in November 2007 with no specific business plan or purpose. As a result of the Merger and related transactions, Zeta changed its name to “Kura Oncology, Inc.” and began operating Prior Kura’s business.

Pursuant to the terms of the Merger Agreement, at the Effective Time, each share of Prior Kura common stock outstanding immediately prior to the Effective Time was exchanged for one-half (0.5) of a share of our common stock. The share and price per share amounts presented in these Unaudited Condensed Financial Statements have been adjusted for such exchange. We issued an aggregate of 14,508,177 shares of our common stock upon such exchange of the Prior Kura common stock outstanding. In addition, at the Effective Time, we assumed Prior Kura’s 2014 Equity Incentive Plan that was in existence immediately prior to the Effective Time and concurrently approved the amendment and restatement of the Prior Kura 2014 Equity Incentive Plan, or 2014 Plan, pursuant to our 2014 Plan, which became effective in April 2015. Refer to Note 12, Equity Incentive Plan for detailed discussion of the 2014 Plan.

Immediately following the Effective Time, pursuant to the terms of a Redemption Agreement dated March 6, 2015, or the Redemption Agreement, by and among Zeta and its pre-Merger stockholders, we completed the closing of a redemption of 5,000,000 shares of our common stock, or the Redemption, from our pre-Merger stockholders for consideration of $70,000, plus $30,000 in professional fees related to the transaction. The 5,000,000 shares constituted all of the issued and outstanding shares of Zeta’s capital stock, on a fully-diluted basis, immediately prior to the Merger. Upon completion of the Merger and the Redemption, Prior Kura’s stockholders held 100% of the outstanding shares of our capital stock.

Immediately prior to the Merger, on March 6, 2015, Prior Kura sold 8,280,696 shares of our common stock to investors at a price of $6.32 per share for gross proceeds of $52.3 million, or the Financing. The Financing represented a qualified financing conversion event pursuant to the then outstanding convertible promissory notes. As such, upon the closing of the Financing, $7.5 million in principal and $115,000 in accrued interest on such convertible promissory notes through February 28, 2015 automatically converted into 1,204,870 shares of our common stock.

The Merger is accounted for as a reverse merger and a capital transaction. Prior Kura is the acquirer for accounting purposes and Zeta is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of Prior Kura and are recorded at Prior Kura’s historical cost basis. Prior Kura was incorporated in August 2014; therefore, there were no operations in the periods prior to August 2014. The financial statements after completion of the Merger include our assets, liabilities and operations. The historical equity accounts and awards of Prior Kura, including par value per share, share and per share numbers, have been retrospectively adjusted to reflect the one for 0.5 shares common stock exchange, the par value of $0.0001 and the number of shares received in the Merger.